Severance Indemnities and Pension Plans (Components of Net Periodic Cost of Pension Benefits and Other Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	¥ 20,274	¥ 17,441	¥ 19,881
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	49,057	47,739	37,540
Interest cost on projected benefit obligation	12,308	16,529	19,794
Expected return on plan assets	(60,255)	(59,461)	(55,082)
Amortization of net actuarial loss	17,764	7,698	13,900
Amortization of prior service cost	(6,348)	(7,613)	(8,933)
Loss (gain) on settlements and curtailment	(1,765)	(1,168)	(2,742)
Net periodic benefit cost	10,761	3,724	4,477
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	13,107	14,842	13,095
Interest cost on projected benefit obligation	15,287	18,120	15,966
Expected return on plan assets	(29,339)	(30,486)	(24,945)
Amortization of net actuarial loss	12,707	11,743	11,890
Amortization of prior service cost	(2,045)	(2,307)	(1,189)
Loss (gain) on settlements and curtailment	(208)	11	88
Net periodic benefit cost	9,509	11,923	14,905
Foreign Offices and Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	990	1,409	1,222
Interest cost on projected benefit obligation	1,229	1,843	1,501
Expected return on plan assets	(2,047)	(2,341)	(1,937)
Amortization of net actuarial loss	1,366	1,810	273
Amortization of prior service cost	(1,534)	(927)	(560)
Net periodic benefit cost	¥ 4	¥ 1,794	¥ 499